Share-based payments - Additional information (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) Options	Dec. 31, 2017 Options
Option plans
Number of share options outstanding	2,330,000	2,073,518
Restricted stock units (RSU)
Option plans
Number of share options outstanding	813,019	545,378
Number of share options vested	126,067
Number of share options unvested	686,952
Weighted average price for share options exercised | $	$ 0
Employee Stock Option Plan (ESOP)
Option plans
Number of share options outstanding	1,516,981	1,528,140
Number of share options vested	1,516,981